Dividends on Ordinary Shares (Detail) - GBP (£)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share		£ 1.46	£ 3.71	£ 15.90
Dividends	£ 103,000,000	£ 103,000,000	£ 262,000,000	£ 1,123,000,000
Dividends declared and paid		£ 0		£ 668,000,000
First Interim
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share		£ 1.46	£ 1.95	£ 3.54
Dividends		£ 103,000,000	£ 138,000,000	£ 250,000,000
Second Interim
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share		£ 0	£ 1.76	£ 9.46
Dividends		£ 0	£ 124,000,000	£ 668,000,000
Third Interim
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share		£ 0	£ 0	£ 2.90
Dividends		£ 0	£ 0	£ 205,000,000
First Dividend Paid
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividends declared and paid				250,000,000
Second Dividend Paid
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividends declared and paid				£ 205,000,000